Application of estimates and judgments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Application of estimates and judgments

3 Application of estimates and judgments

In preparing these financial statements, Management has made judgments and estimates that affect the application of the Company’ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results can differ from these estimates due to differences in the variables, assumptions or conditions used in making estimates.

Judgments and estimates are reviewed on an ongoing basis and are based on historical experience and other factors, including expectations of future events that are deemed reasonable under the circumstances. Revision to estimates is recognized prospectively.

Critical judgments and estimates applied by the Company in the preparation of these financial statements are presented in the following notes:

3.1	Judgments

Information about judgments made on applying accounting policies that have significant effects on amounts recognized in the financial statements are included in the following notes:

- Note 19.2: Application of hedge accounting: judgment to define forecast percentage of recurring revenues for which there is a high probability of occurring;

- Note 14(c): lease term: whether the Company will exercise renewal options; and

- Note 15: reverse factoring operations: presentation of amounts related to supply chain financing arrangements in the statements of financial position and in the statement of cash flows.

3.2	Assumptions and estimates uncertainties

Information on assumptions and uncertainties of estimates at the reporting date that have a significant risk of resulting in material adjustments to the carrying amounts of assets and liabilities within the next fiscal year is included in the following notes:

- Note 12(b) and 13: Impairment test of property, plant and equipment, intangibles and goodwill: Determination of the discount rate and the recoverable amount of property, plant and equipment, intangibles and goodwill;

- Note 19.3: Fair value of financial instruments: Determination of the fair value of financial instruments;

- Note 21.2: Recognition of deferred tax assets: Expectation of future taxable income against which deductible temporary differences and tax losses carryforward can be utilized;

- Note 22(a): Recognition and measurement of provisions for recovery of environmental damages: identifying potential environmental impacts, evaluating technical solutions and time of the remediation involve judgment as to the probability and magnitude of the outflow of resources;

- Note 23: Recognition and measurement of provisions for tax, labor and civil lawsuits: judgement on interpretation of the matter under discussion and estimate as to the probability and magnitude of the outflow of resources; and

- Note 24: Recognition and measurement of provision for costs arising from the geological event in Alagoas: Uncertainties regarding the outcome of actions to close and monitor wells, future studies by experts, changes related to the dynamics of the geological event and individual lawsuits, which could affect the probability and magnitude of the outflow of resources.